Equity	12 Months Ended
Apr. 30, 2026
Equity [Abstract]
Equity

6. Equity

Ordinary shares

The Company was established under the laws of Hong Kong on August 26, 2014. The authorized share capital of the Company is HKD$10,000 (approximately $1,279), divided into 10,000 Ordinary Shares of a par value of HK$1.00 each.

Subscription receivable

As of the date these consolidated financial statements are issued, the consideration of these 10,000 ordinary shares had not been injected by the Company’s shareholder and was recognized as a subscription receivable in the consolidated financial statements.

Dividend distribution

In January 2026, the board of directors of Best Life approved a profit distribution to its shareholder in the amount of $70,212, which was paid to the shareholder’s designated account.